Taxes (Details) - Schedule of provision of income tax - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of provision of income tax [Abstract]
Current income tax provision	$ 1,538,273	$ 427,359	$ 506,513
Deferred income taxes benefit	(6,044)
Total	$ 1,532,230	$ 427,359	$ 506,513